Schedule of Investments (unaudited)	iShares® MSCI Israel ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
Elbit Systems Ltd.	24,212	$4,952,437

Banks — 21.5%
Bank Hapoalim BM	1,155,620	9,302,674
Bank Leumi Le-Israel BM	1,404,746	9,851,234
FIBI Holdings Ltd.	16,130	639,066
First International Bank Of Israel Ltd. (The)	50,211	1,892,609
Israel Discount Bank Ltd., Class A	1,125,587	5,422,622
Mizrahi Tefahot Bank Ltd.	140,415	4,505,234
		31,613,439
Capital Markets — 0.4%
Altshuler Shaham Penn Ltd.	62,397	122,734
Tel Aviv Stock Exchange Ltd.(a)	90,273	441,227
		563,961
Chemicals — 3.3%
ICL Group Ltd.	703,875	3,832,604
Israel Corp Ltd.	3,504	918,085
Turpaz Industries Ltd., NVS	32,439	89,999
		4,840,688
Communications Equipment — 0.7%
Ituran Location and Control Ltd.	11,987	273,783
Radware Ltd.(a)	35,886	705,519
		979,302
Construction & Engineering — 2.1%
Ashtrom Group Ltd.(b)	36,844	513,381
Elco Ltd.	8,640	306,908
Electra Ltd./Israel(b)	1,921	846,289
Shapir Engineering and Industry Ltd.	130,028	886,073
Shikun & Binui Ltd.(a)(b)	240,352	505,903
		3,058,554
Consumer Finance — 0.5%
Isracard Ltd.	182,206	757,169

Distributors — 0.1%
Tadiran Group Ltd.	2,734	206,297

Diversified Telecommunication Services — 1.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,887,975	2,360,760

Electronic Equipment, Instruments & Components — 0.3%
Innoviz Technologies Ltd.(a)(b)	98,436	289,402
Nayax Ltd.(a)	7,546	135,148
		424,550
Diversified REITs — 0.7%
Reit 1 Ltd.	176,247	727,788
Sella Capital Real Estate Ltd.	197,846	386,994
		1,114,782
Consumer Staples Distribution & Retail — 1.3%
M Yochananof & Sons Ltd.	4,614	211,639
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(b)	8,148	491,588
Shufersal Ltd.(b)	241,736	1,269,245
		1,972,472
Food Products — 0.9%
Mehadrin Ltd.(a)	0	20
Neto Malinda Trading Ltd.(a)	10,628	180,119
Strauss Group Ltd.(a)(b)	47,683	1,104,543
		1,284,682
Security	Shares	Value

Health Care Equipment & Supplies — 2.1%
Inmode Ltd.(a)	68,029	$2,147,676
Nano-X Imaging Ltd.(a)(b)	45,118	802,649
Sisram Medical Ltd.(c)	126,800	145,988
		3,096,313
Hotels, Restaurants & Leisure — 0.6%
Fattal Holdings 1998 Ltd.(a)	6,666	604,554
NEOGAMES SA(a)	12,176	332,040
		936,594
Household Durables — 0.8%
Azorim-Investment Development & Construction Co. Ltd.(b)	67,115	164,095
Danya Cebus Ltd.	7,100	161,667
Electra Consumer Products 1970 Ltd.	10,803	273,701
Maytronics Ltd.	44,866	534,810
		1,134,273
Independent Power and Renewable Electricity Producers — 3.0%
Doral Group Renewable Energy Resources Ltd.(a)	80,857	160,372
Energix-Renewable Energies Ltd.	249,232	805,172
Enlight Renewable Energy Ltd.(a)	105,172	1,958,040
Kenon Holdings Ltd./Singapore	19,616	504,384
OPC Energy Ltd.(a)	102,104	621,652
OY Nofar Energy Ltd.(a)	13,760	320,806
		4,370,426
Industrial Conglomerates — 0.2%
Arad Investment & Industrial Development Ltd.	2,476	247,763

Insurance — 2.9%
Clal Insurance Enterprises Holdings Ltd.(a)(b)	61,125	864,870
Harel Insurance Investments & Financial Services Ltd.	105,305	828,380
IDI Insurance Co. Ltd.	7,327	161,991
Menora Mivtachim Holdings Ltd.	19,708	407,491
Migdal Insurance & Financial Holdings Ltd.(b)	383,591	416,224
Phoenix Holdings Ltd. (The)	161,443	1,662,646
		4,341,602
Interactive Media & Services — 0.2%
Taboola.com Ltd.(a)	121,069	330,518

IT Services — 3.7%
Formula Systems 1985 Ltd.	9,060	625,898
Matrix IT Ltd.	31,790	590,699
One Software Technologies Ltd.	35,791	439,580
Wix.com Ltd.(a)	49,117	3,743,698
		5,399,875
Machinery — 0.7%
Kornit Digital Ltd.(a)	45,497	1,021,408

Marine Transportation — 0.7%
ZIM Integrated Shipping Services Ltd.(b)	87,487	1,113,710

Media — 0.9%
Perion Network Ltd.(a)	42,334	1,308,803

Oil, Gas & Consumable Fuels — 2.1%
Delek Group Ltd.	8,131	926,051
Equital Ltd.(a)	19,835	503,577
Naphtha Israel Petroleum Corp. Ltd.	30,769	130,959
Oil Refineries Ltd.	2,334,149	626,995
Paz Oil Co. Ltd.(a)	9,190	962,688
		3,150,270

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 5.2%
Taro Pharmaceutical Industries Ltd.(a)	8,550	$315,581
Teva Pharmaceutical Industries Ltd., ADR(a)	1,010,737	7,277,306
		7,592,887
Professional Services — 1.1%
Danel Adir Yeoshua Ltd.	5,284	304,646
Fiverr International Ltd.(a)	29,203	764,827
Hilan Ltd.	13,564	606,482
		1,675,955
Real Estate Management & Development — 8.2%
AFI Properties Ltd.(a)	5,116	142,125
Africa Israel Residences Ltd.	5,752	251,667
Airport City Ltd.(a)	62,174	815,670
Alony Hetz Properties & Investments Ltd.	139,004	1,080,701
Amot Investments Ltd.	213,840	1,051,899
Azrieli Group Ltd.	38,726	2,036,411
Big Shopping Centers Ltd.(a)	10,903	917,077
Blue Square Real Estate Ltd.	4,995	282,701
Brack Capital Properties NV(a)	0	30
Electra Real Estate Ltd.	22,952	252,598
G City Ltd.	81,186	245,745
Gav-Yam Lands Corp. Ltd.	0	1
Israel Canada T.R Ltd.	123,281	232,046
Isras Investment Co. Ltd.(b)	1,721	302,355
Mega Or Holdings Ltd.	21,570	387,961
Melisron Ltd.	23,768	1,476,367
Mivne Real Estate KD Ltd.	583,844	1,436,801
Prashkovsky Investments and Construction Ltd.	6,684	138,326
Property & Building Corp. Ltd.(a)	2,764	121,027
Summit Real Estate Holdings Ltd.	33,614	427,231
YH Dimri Construction & Development Ltd.	6,809	390,181
		11,988,920
Semiconductors & Semiconductor Equipment — 5.3%
Camtek Ltd./Israel(a)	26,357	783,398
Nova Ltd.(a)(b)	26,137	2,837,575
Tower Semiconductor Ltd.(a)	100,050	4,134,226
		7,755,199
Software — 22.8%
Cellebrite DI Ltd.(a)(b)	34,094	196,722
Check Point Software Technologies Ltd.(a)(b)	87,907	10,971,673
CyberArk Software Ltd.(a)	37,333	5,776,535
Magic Software Enterprises Ltd.	24,569	296,838
Monday.com Ltd.(a)	17,375	3,130,975
Nice Ltd.(a)	57,809	11,854,267
Riskified Ltd.(a)	65,023	331,617
Sapiens International Corp. NV	27,595	671,872
WalkMe Ltd.(a)	20,074	198,933
		33,429,432
Security	Shares	Value

Specialty Retail — 1.0%
Carasso Motors Ltd.	29,627	$147,448
Delek Automotive Systems Ltd.(b)	52,944	389,900
Fox Wizel Ltd.	7,520	568,664
Retailors Ltd.(b)	17,632	333,281
		1,439,293
Technology Hardware, Storage & Peripherals — 0.4%
Nano Dimension Ltd., ADR(a)(b)	230,398	555,259

Textiles, Apparel & Luxury Goods — 0.3%
Delta Galil Industries Ltd.(b)	10,526	396,540

Trading Companies & Distributors — 0.2%
Scope Metals Group Ltd.(a)(b)	6,634	235,845

Wireless Telecommunication Services — 0.6%
Cellcom Israel Ltd.(a)	97,649	380,956
Partner Communications Co. Ltd.(a)	119,431	481,399
		862,355
Total Long-Term Investments — 99.8%
(Cost: $185,673,705)		146,512,333

Short-Term Securities

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	11,615,947	11,618,270
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	80,000	80,000

Total Short-Term Securities — 7.9%
(Cost: $11,699,749)		11,698,270

Total Investments — 107.7%
(Cost: $197,373,454)		158,210,603

Liabilities in Excess of Other Assets — (7.7)%		(11,361,626)

Net Assets — 100.0%		$146,848,977

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,068,470	$4,551,626	(a)	$—	$3,883	$(5,709)	$11,618,270	11,615,947	$162,199	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	0	(a)	—	—	—	80,000	80,000	3,377		—
					$3,883	$(5,709)	$11,698,270		$165,576		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	11	06/16/23	$497	$(4,251)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$40,689,635	$105,822,698	$—	$146,512,333
Short-Term Securities
Money Market Funds	11,698,270	—	—	11,698,270
	$52,387,905	$105,822,698	$—	$158,210,603

Schedule of Investments (unaudited) (continued)	iShares® MSCI Israel ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(4,251)	$—	$(4,251)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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